Commitments (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 24, 2021	Nov. 23, 2020	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	May 25, 2025	Oct. 17, 2024
Commitments [Line Items]
Percentage of advisor cash fee on gross proceeds of initial public offering		2.75%		2.75%
Cash fee for advisory services upon business combination		$ 3,162,500		$ 3,162,500
Service fee payable upon proxy solicitation services agreement					$ 25,000
Business combination services fee, unbilled or accrued amounts
Legal Services Engagement Letter [Member]
Commitments [Line Items]
Business combination non-refundable retainer fee paid					100,000
Strategic legal advisory services fee					2,000,000
Business combination services payment assumed obligation and discretionary performance fee					1,200,000
Business combination services payment obligation balance payment					800,000
Gateway Group, Inc. [Member] | Merger Proxy/Business Combination Rate Agreement [Member]
Commitments [Line Items]
Transaction success fee payable upon merger proxy/business combination rate agreement					50,000
Gateway Group, Inc. [Member] | Public Relations Agreement [Member]
Commitments [Line Items]
Transaction success fee payable upon completion of business combination			100,000	100,000	$ 100,000
Woolery & Co. ("Woolery") [Member] | Legal Services Engagement Letter [Member]
Commitments [Line Items]
Business combination non-refundable retainer fee paid				100,000
Strategic legal advisory services fee				2,000,000
Business combination services payment assumed obligation and discretionary performance fee			1,200,000
Business combination services payment obligation balance payment	$ 800,000
Business combination services fee, unbilled or accrued amounts
Edgar Agents LLC [Member] | Merger Proxy/Business Combination Rate Agreement [Member]
Commitments [Line Items]
Business combination services fee, unbilled or accrued amounts			110,000	110,000
Transaction success fee			$ 50,000	$ 50,000
D.F. King & Co., Inc. [Member] | Proxy Solicitation Services Agreement [Member]
Commitments [Line Items]
Service fee payable upon proxy solicitation services agreement						$ 5,000
Service fee							$ 25,000